Share capital	6 Months Ended
Jun. 30, 2019
Disclosure of classes of share capital [abstract]
Share capital
15.	SHARE CAPITAL

	Number of shares	Issued share capital equivalent of RMB million

Issued and fully paid:
Ordinary shares with no par value as at 1 January 2018, as at 31 December 2018 (audited) and as at 30 June 2019 (unaudited)	44,647,455,984	43,081